Redeemable Convertible Preferred Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock consists of the following (in thousands, except share and per share amounts):

	December 31, 2018
	Shares Authorized	Original Issue Price	Shares Issued and Outstanding	Aggregate Liquidation Amount	Carrying Value
Series A	44,541,111	$1.0000	43,641,111	$74,493	$74,077
Series B	31,105,155	2.2674	28,929,196	87,580	87,276
Series C	32,946,219	2.5915	31,291,758	92,755	92,471
Series D	46,000,000	3.1100	43,352,179	138,719	138,460

	154,592,485		147,214,244	$393,547	$392,284

	December 31, 2019
	Shares Authorized	Original Issue Price	Shares Issued and Outstanding	Aggregate Liquidation Amount	Carrying Value
Series A	44,541,111	$1.0000	43,641,111	$80,634	$77,503
Series B	31,105,155	2.2674	28,929,196	94,800	91,118
Series C	32,946,219	2.5915	31,291,758	100,401	96,502
Series D	46,000,000	3.1100	43,352,179	150,153	144,323

	154,592,485		147,214,244	$425,988	$409,446

Summary of Reserved Shares of Common Stock on Converted Basis for Issuance

The Company has reserved shares of common stock, on an as-if converted basis, for issuance as follows:

	December 31,
	2018	2019
Redeemable convertible preferred stock	18,634,636	18,643,769
Warrants to purchase redeemable convertible preferred stock	598,785	504,791
Warrants to purchase common stock	8,860	—
Options issued and outstanding	3,310,990	3,757,457
Options available for grant under stock option plan	639,442	195,439

	23,192,713	23,101,456